GOODWILL AND INTANGIBLE ASSETS, NET INTANGIBLE ASSETS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets - Gross Carrying Amount	$ 524.1	$ 237.1
Definite-lived intangible assets - Accumulated Amortization	121.4	96.7
Definite-lived intangible assets - Net Carrying Amount	402.7	140.4
Indefinite-lived intangible assets - Gross Carrying Amount	116.8
Aggregate Amortization Expense	28.9	18.3	16.8
Estimated Aggregate Intangible Asset Amortization Expense
2012	44.4
2013	38.8
2014	37.4
2015	37.0
2016	36.6
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Indefinite-lived intangible assets - Gross Carrying Amount	116.8
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets - Weighted Average Life (in years)	9
Definite-lived intangible assets - Gross Carrying Amount	67.9	33.4
Definite-lived intangible assets - Accumulated Amortization	17.4	10.2
Definite-lived intangible assets - Net Carrying Amount	50.5	23.2
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets - Weighted Average Life (in years)	15
Definite-lived intangible assets - Gross Carrying Amount	365.8	128.7
Definite-lived intangible assets - Accumulated Amortization	56.0	41.7
Definite-lived intangible assets - Net Carrying Amount	309.8	87.0
Land Use Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets - Weighted Average Life (in years)	45
Definite-lived intangible assets - Gross Carrying Amount	25.9	22.5
Definite-lived intangible assets - Accumulated Amortization	3.5	2.6
Definite-lived intangible assets - Net Carrying Amount	22.4	19.9
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets - Weighted Average Life (in years)	6
Definite-lived intangible assets - Gross Carrying Amount	64.5	52.5
Definite-lived intangible assets - Accumulated Amortization	44.5	42.2
Definite-lived intangible assets - Net Carrying Amount	$ 20.0	$ 10.3